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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices)      (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	CM-I-TST-QTR-1 05/12	Invesco Advisers, Inc.

Premier Portfolio
Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—61.31%(a)

Asset-Backed Securities — Commercial Loans/Leases—1.12%
Atlantis One Funding Corp. (b)(c)	0.22%	07/09/12	$75,000	$74,982,583

Asset-Backed Securities — Consumer Receivables—7.46%
Old Line Funding, LLC (c)	0.20%	09/04/12	45,089	45,065,203
Old Line Funding, LLC (c)	0.22%	08/14/12	46,060	46,039,171
Old Line Funding, LLC (c)	0.24%	07/31/12	80,000	79,968,000
Old Line Funding, LLC (c)	0.24%	08/01/12	60,000	59,975,600
Old Line Funding, LLC (c)	0.25%	06/01/12	40,067	40,067,000
Sheffield Receivables Corp. (c)	0.20%	06/14/12	15,200	15,198,902
Thunder Bay Funding, LLC (c)	0.20%	09/04/12	55,000	54,970,972
Thunder Bay Funding, LLC (c)	0.32%	09/04/12	70,130	70,070,779
Thunder Bay Funding, LLC (c)	0.23%	07/02/12	50,048	50,038,088
Thunder Bay Funding, LLC (c)	0.24%	08/01/12	40,040	40,023,717

				501,417,432

Asset-Backed Securities — Fully Supported—2.06%
Kells Funding LLC
(CEP-Federal Republic of Germany) (b)(c)	0.45%	08/08/12	48,500	48,458,775
(CEP-Federal Republic of Germany) (b)(c)	0.46%	08/03/12	51,000	50,958,945
Straight-A Funding LLC; Series 1, (CEP-Federal Financing Bank) (c)	0.18%	08/07/12	39,104	39,090,900

				138,508,620

Asset-Backed Securities — Fully Supported Bank—9.99%
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.27%	06/07/12	75,000	74,996,625
Crown Point Capital Co., LLC
Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.27%	06/01/12	125,000	125,000,000
Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.27%	06/07/12	100,000	99,995,500
Gotham Funding Corp.
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	06/04/12	30,000	29,999,575
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.26%	06/05/12	100,000	99,997,111
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.27%	06/07/12	75,000	74,996,625
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.20%	08/21/12	47,000	46,978,850
Newport Funding Corp. (CEP-Deutsche Bank AG) (c)(d)	0.22%	06/01/12	75,000	75,000,000
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.20%	06/06/12	45,000	44,998,750

				671,963,036

Asset-Backed Securities — Multi-Purpose—6.33%
Chariot Funding, LLC/Ltd. (c)	0.18%	06/01/12	66,192	66,192,000
Chariot Funding, LLC/Ltd. (c)	0.20%	06/06/12	100,000	99,997,222
Chariot Funding, LLC/Ltd. (c)	0.23%	06/14/12	40,000	39,996,678
Chariot Funding, LLC/Ltd. (c)	0.32%	06/04/12	50,000	49,998,667
Mont Blanc Capital Corp. (b)(c)	0.20%	06/13/12	30,000	29,998,000
Nieuw Amsterdam Receivables Corp. (b)(c)	0.26%	06/08/12	55,000	54,997,219
Regency Markets No. 1, LLC (b)(c)	0.22%	06/25/12	84,640	84,627,586

				425,807,372

Asset-Backed Securities — Securities—3.27%
Scaldis Capital Ltd./LLC (b)(c)	0.27%	06/06/12	100,000	99,996,250
Solitaire Funding Ltd./LLC (b)(c)	0.27%	07/09/12	60,000	59,982,900
Solitaire Funding Ltd./LLC (b)(c)	0.27%	07/20/12	60,000	59,977,950

				219,957,100

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities — Trade Receivables—0.37%
Market Street LLC (c)	0.22%	08/14/12	$25,000	$24,988,694

Diversified Banks—19.18%
BNZ International Funding Ltd. (b)(c)	0.24%	06/28/12	50,000	49,991,000
BNZ International Funding Ltd. (b)(c)	0.67%	06/21/12	25,000	24,990,694
DBS Bank Ltd. (b)(c)	0.22%	08/03/12	100,000	99,961,500
Mizuho Funding, LLC (b)(c)	0.35%	08/03/12	80,000	79,951,000
National Australia Funding Delaware Inc. (b)(c)	0.35%	11/05/12	50,000	49,924,771
Oversea-Chinese Banking Corp. Ltd. (b)	0.21%	07/27/12	50,000	49,983,666
Oversea-Chinese Banking Corp. Ltd. (b)	0.22%	08/08/12	105,250	105,206,263
Oversea-Chinese Banking Corp. Ltd. (b)	0.24%	08/16/12	72,500	72,463,267
Oversea-Chinese Banking Corp. Ltd. (b)	0.25%	08/17/12	30,000	29,983,958
Societe Generale North America, Inc. (b)	0.25%	06/01/12	100,000	100,000,000
Societe Generale North America, Inc. (b)	0.25%	06/05/12	75,000	74,997,916
Standard Chartered PLC (b)(c)	0.27%	09/04/12	100,000	99,928,750
Sumitimo Mitsui Banking Corp. (b)(c)	0.35%	07/19/12	82,500	82,461,500
Sumitimo Mitsui Banking Corp. (b)(c)	0.35%	08/02/12	125,000	124,924,653
United Overseas Banking Funding LLC (b)	0.17%	07/09/12	50,000	49,991,028
United Overseas Banking Funding LLC (b)	0.19%	07/25/12	95,000	94,972,925
United Overseas Banking Funding LLC (b)	0.19%	08/02/12	100,000	99,967,278

				1,289,700,169

Industrial Conglomerates—1.11%
Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	01/17/13	50,000	49,808,333
Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	02/11/13	25,000	24,893,750

				74,702,083

Integrated Oil & Gas—0.60%
Total Capital Canada Ltd. (b)(c)	0.15%	06/18/12	40,000	39,997,167

Life & Health Insurance—0.64%
MetLife Short Term Funding LLC (c)	0.20%	07/06/12	43,147	43,138,610

Other Diversified Financial Services—1.82%
General Electric Capital Corp.	0.28%	08/01/12	25,000	24,988,139
General Electric Capital Corp.	0.28%	08/02/12	97,000	96,953,224

				121,941,363

Regional Banks—5.28%
ANZ National (Int’l) Ltd. (b)(c)	0.34%	07/05/12	75,000	74,975,917
ANZ National (Int’l) Ltd. (b)(c)	0.50%	08/01/12	50,000	49,957,639
ASB Finance Ltd. (b)(c)	0.68%	06/20/12	100,000	99,964,111
Commonwealth Bank of Australia (b)(c)	0.19%	06/05/12	80,000	79,998,311
HSBC USA Inc. (b)	0.25%	06/08/12	50,000	49,997,569

				354,893,547

Soft Drinks—2.08%
Coca-Cola Co. (c)	0.19%	07/03/12	50,000	49,991,556
Coca-Cola Co. (c)	0.21%	10/02/12	50,000	49,964,125
Coca-Cola Co. (c)	0.22%	10/04/12	40,000	39,969,444

				139,925,125

Total Commercial Paper (Cost $4,121,922,901)				4,121,922,901

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit—20.23%
Bank of Nova Scotia (d)	0.32%	11/06/12	$50,000	$50,000,000
Bank of Nova Scotia (d)	0.42%	07/12/12	50,000	50,000,000
Bank of Nova Scotia (d)	0.39%	08/21/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.35%	08/03/12	90,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.35%	08/10/12	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.37%	06/26/12	5,000	5,000,000
Barclays Bank PLC (d)	0.40%	06/15/12	100,000	100,000,000
Canadian Imperial Bank of Commerce	0.33%	06/19/12	100,000	100,000,000
Mizuho Corporate Bank, Ltd.	0.25%	07/06/12	50,000	50,000,000
National Austrialia Bank Ltd. (United Kingdom)	0.37%	09/14/12	50,000	50,000,000
National Austrialia Bank Ltd. (d)	0.47%	06/08/12	100,000	100,000,000
Rabobank Nederland (Cayman Islands) (b)	0.18%	06/01/12	150,000	150,000,000
Standard Chartered Bank (United Kingdom) (b)	0.27%	08/02/12	100,000	99,954,390
Sumitomo Mitsui Banking Corp.	0.34%	08/02/12	100,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.36%	07/03/12	15,000	15,000,798
Svenska Handelsbanken A.B. (Cayman Islands) (b)(d)	0.17%	06/01/12	249,900	249,900,422

Total Certificates of Deposit (Cost $1,359,855,610)				1,359,855,610

Medium-Term Notes—5.31%
General Electric Capital Corp. -Series A, Sr. Unsec. Global MTN	5.25%	10/19/12	17,772	18,086,920
General Electric Co. Sr. Unsec. MTN	5.00%	02/01/13	33,275	34,211,679
Royal Bank of Canada Sr. Unsec. MTN (b)(c)(d)	0.52%	07/01/13	100,000	100,002,694
Svenska Handelsbanken A.B. MTN (b)(c)(d)	0.51%	12/07/12	30,000	30,000,000
Toyota Motor Credit Corp. Sr. Unsec. Floating Rate MTN (b)(d)	0.89%	01/15/13	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. MTN (b)(c)(d)	0.55%	07/05/13	75,000	75,000,000

Total Medium-Term Notes (Cost $357,301,293)				357,301,293

Variable Rate Demand Notes—4.68%(d)(e)

Credit Enhanced—4.68%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	10/01/33	2,700	2,700,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.17%	12/01/29	1,600	1,600,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	03/15/23	1,535	1,535,000
Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	07/01/36	2,400	2,400,000
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.16%	06/01/27	10,000	10,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.24%	07/01/37	8,100	8,100,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.17%	03/01/30	11,820	11,820,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.18%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.21%	09/01/14	6,600	6,600,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.34%	09/01/41	1,400	1,400,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.21%	03/01/21	$5,700	$5,700,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.18%	06/01/40	4,845	4,845,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	07/01/35	15,000	15,000,000
Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	08/15/44	10,000	10,000,000
Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	08/15/44	12,500	12,500,000
Illinois (State of) Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	10/01/24	3,370	3,370,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	08/15/25	3,430	3,430,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris N.A.) (f)	0.19%	06/01/29	5,800	5,800,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	02/01/39	2,700	2,700,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	07/01/27	1,500	1,500,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.) (f)	0.21%	05/01/42	16,500	16,500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.20%	04/01/44	2,200	2,200,000
Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC- Bank of America, N.A.) (f)	0.32%	09/01/39	3,905	3,905,000
Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	01/01/41	19,000	19,000,000
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (f)	0.20%	12/01/46	6,495	6,495,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	10/15/38	17,403	17,403,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.20%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	10/01/33	14,730	14,730,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.16%	05/01/26	4,350	4,350,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)	0.17%	09/01/27	3,645	3,645,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	09/01/37	26,720	26,720,001
South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	04/01/34	7,000	7,000,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	02/01/35	4,915	4,915,000
Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	10/01/31	5,405	5,405,000
Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.14%	08/15/46	22,400	22,400,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	01/15/22	4,400	4,400,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	08/01/35	3,000	3,000,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	06/01/30	5,000	5,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	01/01/27	5,490	5,490,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.18%	07/01/27	$11,920	$11,920,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.20%	07/01/38	1,900	1,900,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	05/01/39	3,795	3,795,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	02/01/39	3,835	3,835,000

Total Variable Rate Demand Notes (Cost $314,358,001)				314,358,001

U.S. Treasury Bills—3.72%
U.S. Treasury Bill(g)	0.11%	10/04/12	100,000	$99,951,389
U.S. Treasury Bill(g)	0.14%	10/04/12	150,000	$149,944,792

Total U.S. Treasury Bills (Cost $249,896,181)				249,896,181

TOTAL INVESTMENTS (excluding Repurchase Agreements)—95.25% (Cost $6,403,333,986)				6,403,333,986

			Repurchase
			Amount
Repurchase Agreements—8.45%(h)
Barclays Capital Inc., Joint agreement dated 05/31/12, aggregate maturing value of $445,002,225 (collateralized by U.S. Treasury obligations valued at $453,900,111; 0.25%-3.63%, 04/30/14-02/15/20)	0.18%	06/01/12	43,089,938	43,089,723
BNP Paribas Securities Corp., Joint term agreement dated 05/18/12, aggregate maturing value $300,049,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 3.00%-5.50%, 04/01/22-05/01/42)	0.21%	06/18/12	75,012,250	75,000,000
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Corporate obligations valued at $262,501,682; 0%, 09/15/16) (b)(i)	0.42%	—	—	150,000,000
Societe Generale, Joint term agreement dated 05/17/12, aggregate maturing value $325,108,333 (collateralized by U.S. Government sponsored agency obligations valued at $331,500,742; 0%-6.50%, 07/15/12-01/01/41)	0.20%	07/17/12	100,033,330	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/12, aggregate maturing value of $450,003,375 (collateralized by mortgage-backed securities & corporate obligations valued at $472,500,001; 0%-10.40%, 06/01/12-02/12/51)	0.27%	06/01/12	200,001,500	200,000,000

Total Repurchase Agreements (Cost $568,089,723)				568,089,723

TOTAL INVESTMENTS(j)(k)—103.70% (Cost $6,971,423,709)				6,971,423,709

OTHER ASSETS LESS LIABILITIES—(3.70)%				(248,434,110)

NET ASSETS—100.00%				$6,722,989,599

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTN	—	Medium-Term Notes
Ref.	—	Refunding
RB	—	Revenue Bonds
Sr.	—	Senior
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.9%; Singapore: 9.0%; Japan: 7.7%; Australia: 7.5%; Cayman Islands: 5.9%; other countries less than 5% each: 13.6%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $3,477,420,362, which represented 51.72% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	Principal amount equals value at period end. See Note 1D.

(i)	Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—59.35%

Federal Farm Credit Bank (FFCB)—10.02%
Bonds (a)	0.23%	09/28/12	$10,000	$10,000,000
Bonds (a)	0.21%	07/19/12	15,000	15,000,000
Bonds	0.63%	08/10/12	10,000	10,010,127
Bonds (a)	0.27%	08/15/12	15,000	14,999,693
Bonds (a)	0.23%	08/17/12	20,000	19,998,719
Bonds (a)	0.19%	10/19/12	20,000	20,000,000
Bonds (a)	0.25%	01/22/13	20,000	19,994,798
Bonds (a)	0.18%	03/08/13	10,000	9,998,444
Bonds (a)	0.30%	04/11/13	17,000	17,014,772
Bonds (a)	0.30%	05/03/13	15,000	15,013,984
Disc. Notes (b)	0.08%	08/20/12	10,000	9,998,222
Disc. Notes (b)	0.12%	11/16/12	15,000	14,991,600

				177,020,359

Federal Home Loan Bank (FHLB)—19.28%
Unsec. Bonds (a)	0.22%	07/13/12	20,000	19,999,885
Unsec. Bonds (a)	0.22%	07/19/12	10,000	10,000,000
Unsec. Bonds (a)	0.26%	09/17/12	15,000	14,999,104
Unsec. Bonds	0.13%	10/24/12	15,000	14,998,686
Unsec. Bonds	0.20%	11/19/12	5,000	5,001,100
Unsec. Disc. Notes (b)	0.12%	06/25/12	15,000	14,998,800
Unsec. Disc. Notes (b)	0.11%	07/05/12	25,000	24,997,521
Unsec. Disc. Notes (b)	0.11%	07/10/12	23,900	23,897,152
Unsec. Disc. Notes (b)	0.10%	07/11/12	25,000	24,997,222
Unsec. Disc. Notes (b)	0.08%	07/18/12	20,000	9,998,956
Unsec. Disc. Notes (b)	0.10%	07/18/12	10,000	19,997,389
Unsec. Disc. Notes (b)	0.10%	07/20/12	15,000	14,997,958
Unsec. Disc. Notes (b)	0.12%	08/01/12	20,000	19,996,103
Unsec. Disc. Notes (b)	0.12%	08/08/12	11,544	11,541,492
Unsec. Disc. Notes (b)	0.12%	08/10/12	20,000	19,995,528
Unsec. Disc. Notes (b)	0.16%	10/03/12	15,000	14,991,733
Unsec. Disc. Notes (b)	0.16%	10/10/12	15,000	14,991,267
Unsec. Disc. Notes (b)	0.16%	10/24/12	15,000	14,990,635
Unsec. Disc. Notes (b)	0.16%	10/31/12	15,500	15,489,856
Unsec. Global Bonds	0.07%	07/18/12	10,000	9,999,598
Unsec. Global Bonds (a)	0.26%	08/28/12	15,000	15,000,000
Unsec. Global Bonds	0.18%	11/14/12	5,000	5,000,624

				340,880,609

Federal Home Loan Mortgage Corp. (FHLMC)—16.07%
Unsec. Disc. Notes (b)	0.11%	06/05/12	10,000	9,999,878
Unsec. Disc. Notes (b)	0.10%	07/06/12	10,000	9,999,028
Unsec. Disc. Notes (b)	0.10%	07/09/12	10,000	9,998,945
Unsec. Disc. Notes (b)	0.12%	07/09/12	10,000	9,998,733
Unsec. Disc. Notes (b)	0.09%	07/16/12	10,000	9,998,875
Unsec. Disc. Notes (b)	0.12%	07/17/12	10,000	9,998,467
Unsec. Disc. Notes (b)	0.12%	07/24/12	10,000	9,998,233
Unsec. Disc. Notes (b)	0.12%	07/30/12	25,000	24,995,288
Unsec. Disc. Notes (b)	0.12%	08/06/12	30,000	29,993,675
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
Unsec. Disc. Notes (b)	1.51%	08/20/12	$10,000	$9,998,444
Unsec. Disc. Notes (b)	0.10%	10/01/12	10,000	9,996,611
Unsec. Disc. Notes (b)	0.10%	10/02/12	10,000	9,996,583
Unsec. Disc. Notes (b)	0.11%	10/03/12	15,000	14,994,317
Unsec. Disc. Notes (b)	0.11%	10/04/12	20,000	19,992,361
Unsec. Disc. Notes (b)	0.18%	10/09/12	10,000	9,993,681
Unsec. Disc. Notes (b)	0.15%	10/15/12	14,204	14,195,951
Unsec. Disc. Notes (b)	0.15%	11/26/12	15,000	14,988,653
Unsec. Global Notes	1.13%	07/27/12	15,000	15,022,958
Unsec. Global Notes	0.52%	11/26/12	15,000	15,024,127
Series M006, Class A, Taxable VRD MFH Ctfs. (a)(c)	0.24%	10/15/45	24,833	24,833,456

				284,018,264

Federal National Mortgage Association (FNMA)—13.85%
Unsec. Disc. Notes (b)	0.07%	06/19/12	10,000	9,999,650
Unsec. Disc. Notes (b)	0.12%	07/11/12	10,000	9,998,667
Unsec. Disc. Notes (b)	0.13%	07/16/12	10,000	9,998,375
Unsec. Disc. Notes (b)	0.11%	07/25/12	16,600	16,597,261
Unsec. Disc. Notes (b)	0.11%	07/27/12	37,900	37,893,515
Unsec. Disc. Notes (b)	0.10%	08/22/12	25,000	24,994,305
Unsec. Disc. Notes (b)	0.14%	10/01/12	15,000	14,992,883
Unsec. Disc. Notes (b)	0.13%	10/03/12	15,000	14,993,283
Unsec. Disc. Notes (b)	0.10%	10/15/12	10,000	9,996,222
Unsec. Disc. Notes (b)	0.11%	11/01/12	10,000	9,995,325
Unsec. Disc. Notes (b)	0.15%	11/21/12	17,000	16,987,746
Unsec. Global Notes (a)	0.23%	07/26/12	30,000	30,003,266
Unsec. Global Notes	1.13%	07/30/12	25,000	25,040,298
Unsec. Global Notes (a)	0.40%	02/01/13	13,300	13,309,915

				244,800,711

Overseas Private Investment Corp. (OPIC)—0.13%
Overseas Private Investment Corp. Gtd. VRD COP Bonds (c)	0.20%	03/15/19	2,333	2,333,333

Total U.S. Government Sponsored Agency Securities (Cost $1,049,053,276)				1,049,053,276

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.35% (Cost $1,049,053,276)				1,049,053,276

			Repurchase
			Amount
Repurchase Agreements—40.64%(d)
Barclays Capital Inc., Joint agreement dated 05/31/12, aggregate maturing value of $445,002,225 (collateralized by U.S. Treasury obligations valued at $453,900,111; 0.25%-3.63%, 04/30/14-02/15/20	0.18%	06/01/12	$58,369,112	$58,368,820
Barclays Capital Inc., Joint term agreement dated 05/30/12, aggregate maturing value $425,115,222 (collateralized by U.S. Government sponsored agency obligations valued at $433,500,327; 0%-3.68%, 07/15/12-04/15/30)	0.16%	07/30/12	75,020,333	75,000,000
BNP Paribas Securities Corp., Joint agreement dated 05/31/12, aggregate maturing value $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,650; 0%-2.38%, 09/17/12-01/13/22)	0.20%	06/01/12	85,000,472	85,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/31/12, aggregate maturing value of $250,001,319 (collateralized by U.S. Treasury obligations valued at $255,000,065; 4.50%, 07/15/13-01/15/14)	0.19%	06/01/12	85,000,449	85,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 05/31/12, aggregate maturing value of $100,000,528 (collateralized by U.S. Government sponsored agency obligations valued at $102,001,831; 8.63%-8.88%, 01/15/30-04/15/30)	0.19%	06/01/12	85,000,449	85,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/12, aggregate maturing value of $125,131,806 (collateralized by U.S. Government sponsored agency obligations valued at $127,633,698; 0%-4.75%, 08/29/12-05/10/17)	0.21%	06/01/12	85,000,496	85,000,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Goldman, Sachs & Co., Joint agreement dated 05/31/12, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,614; 1.00%-5.00%, 09/23/13-06/29/17),	0.19%	06/01/12	$85,000,449	$85,000,000
RBS Securities Inc., Joint agreement dated 05/31/12, aggregate maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,007,551; 0.75%-3.88%, 01/15/25-02/15/42),	0.18%	06/01/12	35,000,175	35,000,000
RBS Securities Inc., Joint term agreement dated 05/23/12, aggregate maturing value $300,030,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,109; 0%-9.38%, 07/15/12-09/15/39),	0.12%	06/22/12	50,005,005	50,000,000
Societe Generale, Term agreement dated 05/16/12, maturing value $75,022,875 (collateralized by U.S. Government sponsored agency obligations valued at $77,515,176; 0%-7.13%, 08/30/12-04/01/56)	0.18%	07/16/12	75,022,875	75,000,000

Total Repurchase Agreements (Cost $718,368,820)				718,368,820

TOTAL INVESTMENTS(e)—99.99% (Cost $1,767,422,096)				1,767,422,096

OTHER ASSETS LESS LIABILITIES—0.01%				262,821

NET ASSETS—100.00%				$1,767,684,917

Investment Abbreviations:

COP	—	Certificates of Participation
Ctfs.	—	Certificates
Disc.	—	Discounted
Gtd.	—	Guaranteed
MFH	—	Multi-Family Housing
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.64%

Alabama—2.83%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	10/01/32	$3,783	$3,783,000
Mobile (City of), Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.17%	05/01/41	2,500	2,500,000
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(b)	0.25%	07/01/15	1,575	1,575,000

				7,858,000

Arizona—4.66%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	06/15/31	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.18%	04/15/30	8,235	8,235,000
Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,000	2,007,814

				12,927,814

Colorado—6.21%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC) (a)(c)	0.25%	01/15/14	6,350	6,350,000
Boulder (County of); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	02/01/31	2,355	2,355,000
Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	02/01/31	1,355	1,355,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	06/01/30	2,800	2,800,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	12/01/37	645	645,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	12/01/24	1,235	1,235,000

				17,215,000

District of Columbia—1.08%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.46%	01/01/29	2,982	2,982,000

Florida—4.71%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.61%	10/01/16	300	300,000
Florida (State of) Board of Educationl; Series 2005 B, Ref. Faith & Credit Outlay Unlimited Tax GO Bonds	5.00%	01/01/13	2,715	2,791,130
Fort Lauderdale (City of) (Fire-Rescue Facilities); Series 2011 A, Unlimited Tax GO Bonds	2.00%	07/01/12	590	590,797
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/21	1,225	1,225,000
Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/25	800	800,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (a)(c)(e)	0.19%	12/01/32	5,095	5,095,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/15	2,270	2,270,000

				13,071,927

See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—4.37%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(c)(e)	0.49%	01/01/29	$1,700	$1,700,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	08/01/21	500	500,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	01/01/20	1,725	1,725,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(d)(e)	0.25%	08/01/27	1,000	1,000,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.33%	05/01/24	820	820,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(e)	1.56%	12/01/18	700	700,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.71%	09/01/19	900	900,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	09/01/20	3,700	3,700,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/27	1,060	1,060,000

				12,105,000

Idaho—0.72%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	2,000	2,002,654

Illinois—6.84%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(c)(e)	0.25%	03/01/33	2,900	2,900,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.39%	06/01/27	1,000	1,000,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (a)(b)	0.17%	02/01/42	8,657	8,657,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.29%	06/01/17	916	916,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	08/15/25	1,305	1,305,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.29%	02/01/21	1,655	1,655,000
Illinois (State of) Finance Authority (Trinity Health Credit Group); Series 2011, RB	2.00%	12/01/12	1,150	1,160,341
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.30%	04/01/22	1,375	1,375,000

				18,968,341

Indiana—4.73%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.56%	12/01/23	820	820,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	08/01/37	4,845	4,845,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.30%	03/01/22	1,340	1,340,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis) (a)(e)	0.33%	06/01/30	2,140	2,140,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.30%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.29%	10/01/19	1,850	1,850,000

				13,125,000

Iowa—0.32%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.49%	06/01/28	900	900,000

See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—1.15%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(c)	0.18%	03/01/31	$3,200	$3,200,000

Louisiana—0.72%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(e)	0.33%	12/01/27	2,000	2,000,000

Maryland—1.92%
Baltimore (County of); Series 2002, Ref. Metropolitan District Unlimited Tax GO Bonds	5.25%	09/01/12	1,455	1,473,457
Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	359,408
Maryland (State of) (State & Local Facilities Loan of 2005); Second Series 2005 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	425	428,436
Montgomery (County of);
Series 2010 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	1,500	1,511,975
Series 2007 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/13	1,500	1,565,349

				5,338,625

Massachusetts—0.61%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.59%	05/01/16	980	980,000
Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.) (a)(b)(e)	0.61%	06/01/18	725	725,000

				1,705,000

Michigan—4.01%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.31%	08/01/17	705	705,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	10/15/38	7,520	7,520,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP-FHLB of Indianapolis) (a)(e)	0.42%	07/01/32	250	250,000
Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.39%	08/01/28	200	200,000
Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.56%	05/01/32	2,445	2,445,000

				11,120,000

Minnesota—1.78%
Hennepin (County of): Series 2009 C, Unlimited Tax GO bonds	3.00%	12/01/12	500	506,988
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	10/01/23	725	725,000
St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (a)(b)(d)(e)	0.22%	12/01/28	700	700,000
St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (a)(b)(d)	0.21%	03/01/29	3,000	3,000,000

				4,931,988

Missouri—1.49%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	07/01/24	1,500	1,500,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of Des Moines) (a)	0.28%	12/01/19	2,630	2,630,000

				4,130,000

Nebraska—0.72%
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.22%	08/15/32	1,000	1,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.22%	06/01/31	1,000	1,000,000

				2,000,000

See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—0.32%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(e)	0.22%	10/01/37	$900	$900,000

New Hampshire—2.75%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	07/01/33	3,965	3,965,000
Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	07/01/38	3,650	3,650,000

				7,615,000

North Carolina—4.67%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.33%	07/01/21	550	550,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/23	3,030	3,030,000
Greensboro (City of); Series 2009 A, Combined Enterprise System RB	5.00%	06/01/12	1,000	1,000,000
New Hanover (County of); Series 2009, Unlimited Tax GO School Bonds	3.00%	06/01/12	1,000	1,000,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	06/01/18	1,200	1,200,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/17	1,295	1,295,000
North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	07/01/31	1,445	1,445,000
North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	05/15/16	975	975,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.26%	08/01/20	2,450	2,450,000

				12,945,000

North Dakota—0.96%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.33%	12/01/14	2,655	2,655,000

Ohio—3.23%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/40	7,305	7,305,000
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.51%	11/15/19	200	200,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD RB (CEP-FHLB of Indianapolis) (a)(c)(e)	0.26%	01/01/34	455	455,000
Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,000	1,000,000

				8,960,000

Oregon—1.52%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.23%	07/01/27	1,940	1,940,000
Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/34	1,055	1,055,000
Salem-Kaizer School District No. 24 J; Series 2011, Unlimited Tax GO Bonds (CEP-Oregon School Bond Guaranty Program)	1.00%	06/15/12	1,220	1,220,325

				4,215,325

Pennsylvania—6.35%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.) (a)(b)	0.33%	06/01/19	450	450,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/26	195	195,000
See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/14	$190	$190,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a) (b)(d)	0.21%	07/01/38	10,070	10,070,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	12/01/25	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	12/01/12	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.33%	08/01/22	675	675,000
Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	04/01/18	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.37%	04/01/17	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	08/01/26	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	12/01/26	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.37%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.25%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	08/01/26	325	325,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	11/01/18	700	700,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.32%	12/01/14	1,100	1,100,000

				17,605,000

South Carolina—2.40%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.46%	07/01/17	2,100	2,100,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.46%	09/01/18	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB, (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.33%	12/01/13	750	750,000

				6,650,000

Tennessee—1.62%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.56%	04/01/24	150	150,000
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.33%	06/01/25	1,000	1,000,000
Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.30%	11/01/27	3,330	3,330,000

				4,480,000

Texas—8.76%
Austin (City of); Series 2008, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/12	220	222,674
Collin (County of); Series 2012, Ref. Road Unlimited Tax GO Bonds	2.00%	02/15/13	610	616,802
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/13	2,065	2,091,242
See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Dallas (City of);
Series 2007, Equipment Acquistion Contractual Obligation Limited Tax GO Bonds	4.00%	08/15/12	$500	$503,734
Series 2010 C, Ref. Limited Tax GO Bonds	4.00%	08/15/12	1,410	1,421,111
Frisco Independent School District; Series 2001, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	6.50%	08/15/12	1,000	1,012,738
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	02/15/42	1,340	1,340,000
Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.22%	08/22/12	1,200	1,200,000
Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	2,000	2,017,500
Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/13	1,000	1,019,665
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	12/01/28	3,000	3,000,000
San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,000	1,002,942
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.20%	02/15/28	2,900	2,900,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)(c)(e)	0.25%	09/15/36	4,780	4,780,000
Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	3.00%	01/01/13	745	756,916
Texas (State of); Series 2011 A, TRAN	2.50%	08/30/12	400	402,186

				24,287,510

Utah—0.64%
Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	2.00%	07/01/12	1,300	1,301,850
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	08/01/28	470	470,000

				1,771,850

Virginia—6.11%
Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	07/01/38	4,000	4,000,000
Arlington (County of); Series 2003, Ref. & Public Improvement Unlimited Tax GO Bonds	5.00%	01/15/13	1,000	1,029,958
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (a)(b)(c)(e)	0.18%	09/01/21	2,500	2,500,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/30	2,900	2,900,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	08/01/35	6,500	6,500,000

				16,929,958

Washington—6.59%
King (County of); Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	3,000	3,002,677
Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)	0.21%	12/01/19	3,000	3,000,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.23%	11/01/23	800	800,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(e)	0.49%	07/01/21	700	700,000
Seattle (City of);
Series 2006, Ref. & Improvement Limited Tax GO Bonds	5.00%	03/01/13	550	569,275
Series 2009, Ref. & Improvement Limited Tax GO Bonds	5.00%	05/01/13	1,000	1,043,498
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.19%	11/01/25	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP-Washington State School District Enhancement Program)	5.00%	06/01/12	$800	$800,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/32	760	760,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA) (a)(e)	0.21%	07/15/32	1,600	1,600,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.23%	12/01/15	160	160,000
Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/32	850	850,000

				18,285,450

West Virginia—0.11%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(c)	0.29%	07/01/14	300	300,000

Wisconsin—4.51%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.40%	09/01/19	4,500	4,500,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP-FHLB of Chicago) (a)	0.18%	12/01/36	6,670	6,670,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.36%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.29%	07/01/35	1,225	1,225,000

				12,495,000

Wyoming—0.23%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(d)	0.16%	01/01/18	635	635,000

TOTAL INVESTMENTS(f)(g)—99.64% (Cost $276,311,442)				276,311,442

OTHER ASSETS LESS LIABILITIES—0.36%				987,744

NET ASSETS—100.00%				$277,299,186

Investment Abbreviations:

BAN	—	Bond Anticipation Notes
CEP	—	Credit Enhancement Provider
Ctfs.	—	Certificates
GO	—	General Obligation
Gtd.	—	Guaranteed
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MERLOT	—	Municipal Exempt Receipts Liquidity Option Tender
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
TAN	—	Tax Anticipation Notes
TRAN	—	Tax and Revenue Anticipation Notes
VRD	—	Variable Rate Demand
Wts.	—	Warrants
See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $47,653,000, which represented 17.18% of the Trust’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 6.5%.

(e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	17.3%
Bank of America, N.A	10.0
Federal National Mortgage Association	8.5
JPMorgan Chase Bank, N.A.	8.4
PNC Bank, N.A.	8.1
BMO Harris	5.9
Federal Home Loan Mortgage Corp.	5.8
See accompanying notes which are an integral part of this schedule.
Premier Tax-Exempt Portfolio

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Premier Portfolio	$—	$6,971,423,709	$—	$6,971,423,709
Premier U.S. Government Money Portfolio	—	1,767,422,096	—	1,767,422,096
Premier Tax-Exempt Portfolio	—	276,311,442	—	276,311,442
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.